4. RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY	3 Months Ended
Jun. 30, 2011
RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

4.     RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

      There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the first quarter of fiscal 2012, or which are expected to impact future periods that were not already adopted and disclosed in prior periods.